Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]

	2017	2016	2015

	(Dollars in thousands)
Net sales:*
U.S.	$103,890	$74,526	$107,517
Americas	129,103	116,944	132,917
Asia Pacific	46,329	41,302	37,509
Europe, Middle East, Africa	271,449	205,191	255,097

Total	$550,771	$437,963	$533,040

*      Net sales were not impacted by purchase price accounting adjustments.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	At December 31,
	2017	2016

	(Dollars in thousands)
Long-lived assets(a):
U.S. and Canada	$177,298	$191,502
Mexico	147,959	151,288
Brazil	3,547	6,100
France	80,035	69,558
Spain	103,819	87,614
South Africa	20	2,547
Other countries	163	246

Total	$512,841	$508,855

(a)    Long-lived assets represent fixed assets, net of accumulated depreciation.